Ordinary Shares (Details) - 6 months ended Jun. 30, 2025 - Ordinary Shares [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($) $ / shares shares
Ordinary Shares [Line Items]
Shares authorized		3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428
Exchange share amount	¥ 41	$ 6
Shares outstanding		1,230,609,377
Cayman Islands [Member]
Ordinary Shares [Line Items]
Shares issued		416,920,000